Intangible assets (Tables)	12 Months Ended
Mar. 28, 2021
Intangible Assets [Abstract]
Schedule of Intangible Assets
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset Category	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
ERP software	5 to 7 years
Computer software	5 years
Intellectual property	1 to 8 years
Intangible assets comprise the following:

	March 28, 2021	March 29, 2020
	$	$
Intangible assets with finite lives	39.2	45.9
Intangible assets with indefinite lives:
Brand name	115.5	115.5
Domain name	0.3	0.3
	155.0	161.7
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	ERP software	Computer software	Lease rights	Intellectual property	In progress	Total
Cost	$	$	$	$	$	$
March 31, 2019	12.8	13.9	6.7	9.0	15.2	57.6
Additions	—	1.4	—	0.2	19.6	21.2
Disposal	—	(0.1)	—	—	—	(0.1)
IFRS 16 initial direct costs	—	—	(6.7)	—	—	(6.7)
Transfers	11.3	6.0	—	4.9	(22.2)	—
Impact of foreign currency translation	0.3	0.2	—	—	—	0.5
March 29, 2020	24.4	21.4	—	14.1	12.6	72.5
Additions	0.2	1.9	—	0.1	5.0	7.2
Transfers	1.3	5.5	—	3.9	(10.7)	—
Impact of foreign currency translation	(0.4)	(0.5)	—	(0.1)	—	(1.0)
March 28, 2021	25.5	28.3	—	18.0	6.9	78.7

	ERP software	Computer software	Lease rights	Intellectual property	In progress	Total
Accumulated amortization	$	$	$	$	$	$
March 31, 2019	5.6	7.1	1.2	3.9	—	17.8
Amortization	3.4	3.3	—	3.1	—	9.8
IFRS 16 initial direct costs	—	—	(1.2)	—	—	(1.2)
Impact of foreign currency translation	0.1	0.1	—	—	—	0.2
March 29, 2020	9.1	10.5	—	7.0	—	26.6
Amortization	3.3	4.9	—	5.3	—	13.5
Impact of foreign currency translation	(0.2)	(0.4)	—	—	—	(0.6)
March 28, 2021	12.2	15.0	—	12.3	—	39.5

Net book value
March 29, 2020	15.3	10.9	—	7.1	12.6	45.9
March 28, 2021	13.3	13.3	—	5.7	6.9	39.2